Vanguard Government Securities Active ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Government Securities Active ETF	Sep. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund’s investment objective is to seek to provide a moderate and sustainable level of current income. Under normal circumstances, the fund will invest at least 80% of its assets in bonds guaranteed or sponsored by the U.S. government and its agencies.The Fund can purchase investment grade bonds. High-quality fixed income securities are investment-grade securities that are rated the equivalent of A3 or better by Moody’s Ratings, or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. Medium-quality fixed income securities are investment-grade securities that are rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. Both high-quality and medium-quality fixed income securities are considered to be “investment-grade.” Lower quality fixed income securities—commonly known as “junk bonds”—are non-investment-grade securities that are rated the equivalent of Ba1 or lower by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund does not intend to invest in non-investment-grade fixed income securities, or junk bonds.The Fund may invest in derivatives instruments, such as options, futures contracts, or other swap agreements. The Fund may also invest in to be announced (“TBA”) mortgage-backed securities.